Annual Fund Operating Expenses	Jun. 26, 2026
Class F Prospectus | Catholic Values Equity Fund | Catholic Values Equity Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.62%
Expenses (as a percentage of Assets)	1.07%	[1]
Class F Prospectus | Catholic Values Fixed Income Fund | Catholic Values Fixed Income Fund Class F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.58%
Expenses (as a percentage of Assets)	0.88%	[2]
Class Y Prospectus | Catholic Values Equity Fund | Catholic Values Equity Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	0.82%	[3]
Class Y Prospectus | Catholic Values Fixed Income Fund | Catholic Values Fixed Income Fund Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.63%	[4]

[1]	Expenses have been restated to reflect current expenses. Consequently, the Fund's total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
[2]	Expenses have been restated to reflect current expenses. Consequently, the Fund's total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
[3]	Expenses have been restated to reflect current expenses. Consequently, the Fund's total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).
[4]	Expenses have been restated to reflect current expenses. Consequently, the Fund's total Annual Fund Operating Expenses will differ from the numbers shown in the Fund's financial statements (or the "Financial Highlights" section in the prospectus).